Income Taxes (Details) - Iris - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Change in valuation allowance			$ 461,586	$ 411,035
Effective tax rate	(0.20%)	(0.70%)	(0.65%)	(2.85%)
Statutory rate	21.00%		21.00%	21.00%